UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-21210

Alpine Income Trust

(Exact name of registrant as specified in charter)

2500 Westchester Avenue, Suite 215

Purchase, NY 10577

(Address of principal executive offices) (Zip code)

Samuel A. Lieber

Alpine Woods Capital Investors, LLC

2500 Westchester Avenue, Suite 215

Purchase, NY 10577

(Name and address of agent for service)

Copy to:

Rose DiMartino

Attorney at Law

Willkie Farr & Gallagher

787 7th Avenue, 40th FL

New York, NY  10019

1-888-729-6633

Registrant’s telephone number, including area code

Date of fiscal year end: October 31, 2018

Date of reporting period:  January 31, 2018

Item 1. Schedule of Investments.

Alpine Ultra Short Municipal Income Fund

Schedule of Portfolio Investments

January 31, 2018 (Unaudited)

Principal Amount	Security Description	Value

Municipal Bonds-103.3%

Alabama-4.0%
$3,724,000	Alabama Housing Finance Authority, Multi-Family Housing, Phoenix Apartments Project-Series A (LOC: Regions Bank) 1.700%, 01/01/2036 (Putable on 02/01/2018) (a)	$3,724,000
875,000	Chatom Industrial Development Board Revenue, National Rural Utilities Finance-Series A 1.300%, 08/01/2037 (Putable on 02/01/2018) (a)	875,000
6,250,000	Eutaw Industrial Development Board, Mission Power Co. Greene County Project 2.350%, 12/01/2020 (Putable on 02/01/2018) (a)	6,250,000
3,400,000	Health Care Authority for Baptist Health Revenue-Series B (CS: Assured Guaranty Municipal) 1.650%, 11/15/2037 (Putable on 02/02/2018) (a)	3,400,000
18,200,000	Health Care Authority for Baptist Health Revenue-Series B 1.900%, 11/01/2042 (Putable on 02/01/2018) (a)	18,200,000
7,400,000	Tuscaloosa County Industrial Development Authority 1.370%, 09/01/2020 (Putable on 02/07/2018) (a)	7,400,000
		39,849,000

Arizona-3.1%
12,700,000	Cochise County Pollution Control Corp. Revenue, Arizona Electric Power Cooperative, Inc. Project 1.350%, 09/01/2024 (Putable on 03/01/2018) (a)	12,694,666
15,000,000	Phoenix Industrial Development Authority, Solid Waste Revenue, Republic Services, Inc. Project 1.220%, 12/01/2035 (Putable on 02/01/2018) (a)	15,000,000
3,375,000	Scottsdale Industrial Development Authority, Hospital Bonds, Scottsdale Healthcare-Series F (CS: Assured Guaranty Municipal) 1.400%, 09/01/2045 (Putable on 02/06/2018) (a)	3,375,000
		31,069,666

Arkansas-2.5%
17,037,000	Arkansas Development Finance Authority, Health Care Revenue, Baptist Memorial Health Care Corp. 1.900%, 09/01/2044 (Putable on 02/01/2018) (a)	17,037,000
8,500,000	City of Blytheville Revenue, Nucor Corp. Project 1.300%, 01/02/2033 (Putable on 02/07/2018) (a)	8,500,000
		25,537,000

California-7.8%
5,000,000	California Pollution Control Financing Authority (CS: Republic Services Inc.) 1.550%, 11/01/2042 (Putable on 04/16/2018) (a)(b)	5,000,900
15,250,000	California Pollution Control Financing Authority, Solid Waste Disposal Revenue, Republic Services, Inc. Project-Series A 1.220%, 08/01/2023 (Putable on 02/01/2018) (a)(b)	15,250,000
420,000	California Statewide Communities Development Authority Industrial Development Revenue-Spratling-Cranor Properties LLC-Series A (LOC: City National Bank) 2.000%, 06/01/2020 (Putable on 02/07/2018) (a)	420,000
350,000	California Statewide Communities Development Authority, Dignity Health Obligation Group-Series D (CS: Assured Guaranty Municipal) 1.550%, 07/01/2041 (Putable on 02/02/2018) (a)	350,000
9,925,000	California Statewide Communities Development Authority, Dignity Health Obligation Group-Series F (CS: Assured Guaranty Municipal) 1.550%, 07/01/2040 (Putable on 02/02/2018) (a)	9,925,000

Alpine Ultra Short Municipal Income Fund

Schedule of Portfolio Investments-Continued

January 31, 2018 (Unaudited)

13,725,000	Palomar Pomerado Health Care-Series A, ARN (CS: Assured Guaranty Municipal) 1.990%, 11/01/2036 (Putable on 02/06/2018) (a)	13,725,000
16,225,000	Palomar Pomerado Health Care-Series B, ARN (CS: Assured Guaranty Municipal) 2.000%, 11/01/2036 (Putable on 02/07/2018) (a)	16,225,000
17,100,000	Palomar Pomerado Health Care-Series C, ARN (CS: Assured Guaranty Municipal) 1.990%, 11/01/2036 (Putable on 02/01/2018) (a)	17,100,000
		77,995,900

Connecticut-4.4%
8,270,000	Capital City Economic Development Authority-Series B (SPA: Bank Of America N.A.) 1.280%, 06/15/2024 (Putable on 02/07/2018) (a)	8,270,000
15,455,000	Capital City Economic Development Authority-Series B (SPA: Bank Of America N.A.) 1.280%, 06/15/2034 (Putable on 02/07/2018) (a)	15,455,000
7,500,000	Hartford County Metropolitan District, Bond Anticipation Notes-Series B 3.000%, 08/01/2018	7,539,825
5,600,000	State of Connecticut, General Obligation-Series B 4.000%, 05/15/2018	5,640,320
6,950,000	Town of Plymouth 2.500%, 10/24/2018	6,982,039
		43,887,184

Delaware-0.2%
1,900,000	Sussex County Revenue-Series A (CS: Baywood LLC) 1.260%, 11/01/2027 (Putable on 02/07/2018) (a)	1,900,000

Florida-6.7%
25,500,000	Florida Development Finance Corp., Healthcare Facilities Revenue, UF Health-Jacksonville Project-Series B 2.150%, 02/01/2029 (Putable on 02/01/2018) (a)	25,500,000
4,200,000	Lee County Industrial Development Authority, Florida Light & Power Co.-Series A 1.170%, 12/01/2046 (Putable on 02/01/2018) (a)	4,200,000
14,000,000	Liberty County, Industrial Development, Georgia Pacific Corp. Project 1.300%, 10/01/2028 (Putable on 02/01/2018) (a)(b)	14,000,000
10,000,000	Miami-Dade County Expressway Authority Toll System Revenue 1.440%, 08/01/2028 (Putable on 02/01/2018) (a)(b)	10,000,000
11,355,000	Miami-Dade County Expressway Authority Toll System Revenue-Series DCL-2012-005 (CS: AMBAC; LOC: Dexia Credit Local) 1.390%, (MUNIPSA*1 +43.000 bps) 05/20/2029 (Putable on 02/01/2018) (a)(b)	11,355,000
2,050,000	Miami-Dade County Seaport Department-Series B 5.000%, 10/01/2018	2,091,123
		67,146,123

Georgia-2.6%
600,000	Douglas County Development Authority, Electrical Fiber Systems Project (LOC: Regions Bank) 1.750%, 12/01/2021 (Putable on 02/01/2018) (a)	600,000
20,000,000	Gainesville & Hall County Hospital Authority, Northeast Georgia Health System, Inc. Project-Series 2017 1.550%, 02/15/2047 (Putable on 02/01/2018) (a)	20,000,000
5,000,000	Puttable Floating Option Tax-Exempt Receipts 1.450%, 10/01/2024 (Putable on 02/01/2018) (a)(b)	5,000,000
		25,600,000

Alpine Ultra Short Municipal Income Fund

Schedule of Portfolio Investments-Continued

January 31, 2018 (Unaudited)

Illinois-6.5%
44,260,000	Chicago Board of Education-Series-DCL-2012-001 (LOC: Dexia Credit Local) 1.610%, 03/01/2034 (Putable on 02/01/2018) (a)(b)	44,260,000
300,000	Illinois Finance Authority (CS: Chicago Charter School Foundation) 3.000%, 06/01/2018	301,146
125,000	Illinois Finance Authority (CS: Chicago Charter School Foundation) 3.000%, 12/01/2018	126,053
4,400,000	Springfield Airport Authority, Allied-Signal, Inc. Project 1.320%, 09/01/2018 (Putable on 02/07/2018) (a)	4,400,000
3,750,000	State of Illinois 4.000%, 02/01/2018	3,750,000
4,615,000	State of Illinois 5.000%, 02/01/2018	4,615,000
5,335,000	State of Illinois-Series A 5.000%, 04/01/2018	5,359,007
2,715,000	State of Illinois, General Obligation 5.500%, 08/01/2018	2,759,200
		65,570,406

Indiana-3.0%
175,000	City of South Bend Economic Development Revenue, Dynamic R.E.H.C., Inc. Project (LOC: KeyBank N.A.) 1.250%, 09/01/2020 (Putable on 02/07/2018) (a)	175,000
6,493,000	Elkhart County Revenue (CS: Pedcor Ivnts-2000-xli LP) 1.430%, 01/01/2035 (Putable on 02/01/2018) (a)	6,493,000
755,000	Hammond Sanitary District 5.000%, 07/15/2018	766,355
11,385,000	Indiana Finance Authority, Environmental Improvement Revenue, Mittal Steel U.S.A., Inc. Project (LOC: Banco Bilbao Vizcaya Argentaria) 1.250%, 08/01/2030 (Putable on 02/07/2018) (a)	11,385,000
11,350,000	Vinton-Tecumseh School Building Corp.-Series B 2.000%, 04/03/2018	11,355,108
		30,174,463

Iowa-4.2%
30,000,000	Iowa Finance Authority Revenue (CS: Midamerican Energy Co.) 1.180%, 12/01/2047 (Putable on 02/07/2018) (a)	30,000,000
12,000,000	State Finance Authority Midwestern Disaster Area Economic Development, CJ Bio America, Inc. Project (LOC: Korea Development Bank) 1.280%, 04/01/2022 (Putable on 02/01/2018) (a)	12,000,000
		42,000,000

Kansas-0.2%
1,000,000	City of Dodge City Industrial Development Revenue, Farmland National Beef Packing Co., L.P. Project (LOC: Rabobank Int.) 1.500%, 03/01/2027 (Putable on 02/01/2018) (a)	1,000,000
1,000,000	City of Liberal KS Industrial Development Revenue, Farmland National Beef Packing Co., L.P. Project (LOC: Rabobank Int.) 1.500%, 02/01/2029 (Putable on 02/01/2018) (a)	1,000,000
		2,000,000

Alpine Ultra Short Municipal Income Fund

Schedule of Portfolio Investments-Continued

January 31, 2018 (Unaudited)

Kentucky-0.4%
3,900,000	Pulaski County Solid Waste Disposal Revenue, National Rural Utilities-East Kentucky Power-Series B 1.350%, 08/15/2023 (Putable on 02/15/2018) (a)	3,899,883

Louisiana-2.7%
14,200,000	East Baton Rouge Parish Industrial Development Board, Solid Waste Disposal, Georgia Pacific Corp. Project 1.280%, 06/01/2029 (Putable on 02/07/2018) (a)(b)	14,200,000
1,600,000	Louisiana Public Facilities Authority, Air Products & Chemicals Project 1.110%, 08/01/2050 (Putable on 02/07/2018) (a)	1,600,000
375,000	Louisiana Public Facilities Authority, Equipment & Capital Facilities Pooled-Series B (LOC: Capital One Bank NA) 1.600%, 07/01/2033 (Putable on 02/01/2018) (a)	375,000
910,000	North Webster Parish Industrial Development Revenue, CSP Project (LOC: Regions Bank) 3.140%, 09/01/2021 (Putable on 02/01/2018) (a)	910,000
10,000,000	Plaquemines Port Harbor & Terminal District Revenue, International Marine Terminal Project-Series A (LOC: Wells Fargo Bank N.A.) 1.250%, 03/15/2025 (Putable on 03/15/2018) (a)	9,999,200
		27,084,200

Maine-0.7%
7,000,000	City of Old Town Revenue (CS: Georgia-Pacific LLC) 1.260%, 12/01/2024 (Putable on 02/07/2018) (a)	7,000,000

Maryland-1.7%
6,490,000	Maryland Economic Development Corp., Linemark Printing Project 1.660%, 12/01/2033 (Putable on 02/02/2018) (a)	6,490,000
805,000	Maryland Economic Development Corp., Redrock LLC Facilities 1.660%, 11/01/2022 (Putable on 02/02/2018) (a)	805,000
7,550,000	Maryland Industrial Development Financing Authority, Various Refunding Occidental Petroleum Corp. 1.340%, 03/01/2030 (Putable on 02/07/2018) (a)	7,550,000
2,255,000	Washington County, Conservit, Inc. Facilities 1.660%, 02/01/2023 (Putable on 02/02/2018) (a)	2,255,000
		17,100,000

Mississippi-10.4%
1,000,000	Mississippi Business Finance Corp. (CS: Waste Mgmt Inc.) 1.450%, 03/01/2027 (Putable on 03/01/2018) (a)	999,980
9,400,000	Mississippi Business Finance Corp., Power Company Project (CS: Mississippi Power Company) 2.200%, 12/01/2027 (Putable on 02/01/2018) (a)	9,400,000
10,600,000	Mississippi Business Finance Corp., Power Company Project (CS: Mississippi Power Company) 2.300%, 07/01/2025 (Putable on 02/01/2018) (a)	10,600,000
13,520,000	Mississippi Business Finance Corp., Power Company Project 2.300%, 05/01/2028 (Putable on 02/01/2018) (a)	13,520,000
63,000,000	Mississippi Business Finance Corp., PSL-North America LLC Project-Series A (LOC: ICICI Bank) 3.730%, 11/01/2032 (Putable on 02/01/2018) (a)	63,000,000
3,720,000	Mississippi Business Finance Corp., Tri-State Truck Center, Inc. Project (LOC: Regions Bank) 1.600%, 03/01/2033 (Putable on 02/01/2018) (a)	3,720,000

Alpine Ultra Short Municipal Income Fund

Schedule of Portfolio Investments-Continued

January 31, 2018 (Unaudited)

3,600,000	Mississippi Hospital Equipment & Facilities Authority, Baptist Member Health-Series B2 2.050%, 09/01/2022 (Putable on 07/11/2018) (a)(b)	3,600,756
		104,840,736
Missouri-0.2%
1,000,000	Missouri Development Finance Board Revenue, Independence Missouri-Eastland Centre Project-Series A 5.000%, 04/01/2018	1,005,210
1,000,000	Missouri Development Finance Board Revenue, Independence Missouri-Hartman Heritage Project 3.000%, 04/01/2018	1,001,960

		2,007,170
Nebraska-0.0% (c)
305,000	Madison County Hospital Authority No 1 Revenue-Series A (CS: Faith Regional Health Svc) 3.000%, 07/01/2018	306,345

Nevada-0.8%
6,400,000	Nevada Housing Division Revenue-Series A (CS: Oakmont At Fort Apache Rd) 1.190%, 10/01/2026 (Putable on 02/07/2018) (a)	6,400,000
2,000,000	State of Nevada Department of Business & Industry Revenue (CS: Republic Services, Inc.) 5.625%, 12/01/2026 (Putable on 06/01/2018) (a)	2,025,960
		8,425,960
New Jersey-0.6%
4,980,000	New Jersey Economic Development Authority, Port Newark Container Terminal LLC Project 1.440%, 12/15/2020 (Putable on 02/01/2018) (a)(b)	4,980,000
1,500,000	New Jersey Sports & Exposition Authority-Series B 5.000%, 09/01/2018	1,526,265
		6,506,265
New York-12.8%
10,400,000	Addison Central School District, Bond Anticipation Notes 2.000%, 06/26/2018	10,418,304
3,083,593	City of Elmira, Bond Anticipation Notes 3.000%, 08/03/2018	3,087,910
3,500,000	City of Fulton, Bond Anticipation Notes, General Obligation 2.000%, 07/27/2018	3,499,475
1,100,000	City of Long Beach, Bond Anticipation Notes-Series B 2.000%, 02/15/2018	1,100,198
4,000,000	City of Long Beach, Revenue Anticipation Notes 2.000%, 06/22/2018	4,006,080
4,200,000	City of Long Beach, Tax Anticipation Notes 2.000%, 06/22/2018	4,206,384
7,025,000	City of New York 1.400%, 06/01/2036 (Putable on 02/07/2018) (a)	7,025,000
4,775,000	City of New York-Series C 1.400%, 10/01/2027 (Putable on 02/02/2018) (a)	4,775,000
16,800,000	County of Clinton, Bond Anticipation Notes-Series B 2.375%, 06/08/2018	16,851,408
9,090,420	East Ramapo Central School District, BANS 2.500%, 04/27/2018	9,110,328
24,970,000	Lewiston-Porter Central School District, Bond Anticipation Notes 2.000%, 06/14/2018	25,021,688
1,300,000	New York City Industrial Development Agency, Novelty Crystal Corp. Project 1.610%, 12/01/2034 (Putable on 02/01/2018) (a)	1,300,000

Alpine Ultra Short Municipal Income Fund

Schedule of Portfolio Investments-Continued

January 31, 2018 (Unaudited)

20,000,000	New York Environmental Facilities Corp. Solid Waste Disposal Revenue, Waste Management, Inc. Project-Series 2012 1.200%, 05/01/2030 (Putable on 02/01/2018) (a)	20,000,000
8,350,000	Rockland County, TANS 2.500%, 03/22/2018	8,361,523
10,115,000	Utica School District, Bond Anticipation Notes, General Obligation (CS: State Aid Withholding) 2.000%, 07/20/2018	10,123,497
		128,886,795

North Carolina-3.2%
18,900,000	Hertford County Industrial Facilities & Pollution Control Financing Authority, Nucor Corp. Project-Series A 1.300%, 11/01/2033 (Putable on 02/07/2018) (a)	18,900,000
13,100,000	Hertford County Industrial Facilities & Pollution Control Financing Authority, Nucor Corp. Project-Series B 1.300%, 11/01/2033 (Putable on 02/07/2018) (a)	13,100,000
		32,000,000
North Dakota-1.5%
14,700,000	Mercer County Pollution Control 1.470%, 02/13/2018	14,700,000
Pennsylvania-6.6%
7,450,000	Emmaus General Authority (SPA: Wells Fargo Bank N.A.) 1.150%, 12/01/2028 (Putable on 02/07/2018) (a)	7,450,000
445,000	Franklin County Industrial Development Authority, Precast System LLC Project-Series A 1.660%, 11/01/2021 (Putable on 02/02/2018) (a)	445,000
240,000	Lancaster Industrial Development Authority, Henry Molded Products-Series C 1.660%, 02/01/2020 (Putable on 02/01/2018) (a)	240,000
5,000,000	Luzerne County 3.000%, 06/29/2018	5,017,650
6,000,000	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue, Republic Services, Inc. Project 1.550%, 06/01/2044 (Putable on 04/02/2018) (a)	6,000,000
1,500,000	Pennsylvania Higher Educational Facilities Authority, Variable AICUP Financing Program-Series T2 1.500%, 05/01/2030 (Putable on 05/01/2018) (a)	1,498,425
14,000,000	Philadelphia Authority for Industrial Development, Thomas Jefferson University-Series 2017B 1.500%, 09/01/2050 (Putable on 02/01/2018) (a)	14,000,000
15,540,000	State Public School Building Authority 1.560%, 06/01/2023 (Putable on 02/01/2018) (a)(b)	15,540,000
16,140,000	Tender Option Bond Trust Receipts/Certificates (SPA: Bank Of America N.A.) 1.500%, 07/01/2036 (Putable on 02/01/2018) (a)(b)	16,140,000
245,000	York County Industrial Development Authority, York Sheet Metal Project 1.660%, 08/01/2018 (Putable on 02/07/2018) (a)	245,000
		66,576,075
Puerto Rico-0.1%
1,000,000	Puerto Rico Municipal Finance Agency-Series C (CS: Assured Guaranty Municipal) 5.250%, 08/01/2018	1,012,210
Rhode Island-0.2%
1,000,000	Rhode Island Health & Educational Building Corp. (CS: Lifespan Obligated Group) 5.000%, 05/15/2018	1,008,330

Alpine Ultra Short Municipal Income Fund

Schedule of Portfolio Investments-Continued

January 31, 2018 (Unaudited)

1,000,000	Rhode Island Health & Educational Building Corp. (CS: Providence Public Building Authority) 5.000%, 05/15/2018	1,008,620
		2,016,950
Tennessee-1.7%
17,000,000	Lewisburg Industrial Development Board Solid Waste Disposal Revenue, Waste Management, Inc. of Tennessee Project 1.200%, 07/02/2035 (Putable on 02/01/2018) (a)	17,000,000
Texas-5.9%
3,000,000	Cypress-Fairbanks Independent School District-Series A 2.000%, 02/15/2027 (Putable on 08/15/2018) (a)	3,010,380
4,680,000	Dallas Independent School District, Multi-Modal School Building-Series B-2 4.000%, 02/15/2036 (Putable on 02/15/2018) (a)	4,684,680
3,000,000	Mission Economic Development Corp. Solid Waste Disposal Revenue, Republic Services, Inc. Project 1.220%, 01/01/2026 (Putable on 02/01/2018) (a)	3,000,000
170,000	New Hope Cultural Education Facilities Corp., Cardinal Bay, Inc. Village On The Park-Series B 3.000%, 07/01/2018	170,631
125,000	New Hope Cultural Education Facilities Corp., Cardinal Bay, Inc. Village On The Park-Series C 3.000%, 07/01/2018	125,325
1,400,000	Port of Corpus Christi Authority of Nueces County, Flint Hills Resources LP, Project 1.290%, 01/01/2032 (Putable on 02/07/2018) (a)	1,400,000
3,550,000	Port of Corpus Christi Authority of Nueces County, Solid Waste Disposal, Flint Hills Resources LP, West Plant Project 1.290%, 01/01/2030 (Putable on 02/07/2018) (a)	3,550,000
43,750,000	Port of Corpus Christi Authority of Nueces County, Solid Waste Disposal, Flint Hills Resources LP, West Plant Project-Series A 1.250%, 07/01/2029 (Putable on 02/07/2018) (a)(b)	43,750,000
		59,691,016
Utah-0.4%
2,500,000	Tender Option Bond Trust Receipts/Certificates 1.410%, 07/01/2042 (Putable on 02/01/2018) (a)(b)	2,500,000
1,500,000	Tender Option Bond Trust Receipts/Certificates (SPA: Morgan Stanley) 1.410%, 07/01/2047 (Putable on 02/01/2018) (a)(b)	1,500,000
		4,000,000
Vermont-0.3%
2,755,000	Vermont Housing Finance Agency 1.220%, 05/01/2033 (Putable on 02/07/2018) (a)	2,755,000
Virginia-0.1%
1,000,000	Virginia Public Building Authority-Series C 5.000%, 08/01/2018	1,017,720
West Virginia-2.4%
24,000,000	West Virginia Economic Development Authority, Appalachian Power Co.-Series A 1.330%, 02/01/2036 (Putable on 02/01/2018) (a)	24,000,000
Wisconsin-5.1%
2,355,000	Marshfield Housing Authority, Wildwood Regency Housing LLC Project 1.430%, 09/01/2033 (Putable on 02/01/2018) (a)	2,355,000
355,000	Milwaukee Redevelopment Authority, Kubin Nicholson Corp. Project-Series A (LOC: BMO Harris Bank N.A.) 1.350%, 08/01/2020 (Putable on 02/01/2018) (a)	355,000

Alpine Ultra Short Municipal Income Fund

Schedule of Portfolio Investments-Continued

January 31, 2018 (Unaudited)

2,360,000	Village of Menomonee Falls Industrial Development Revenue, AJ Die-Namics Project (LOC: BMO Harris Bank N.A.) 1.350%, 11/01/2036 (Putable on 02/01/2018) (a)	2,360,000
22,500,000	Wisconsin Public Finance Authority (CS: Waste Mgmt Inc.) 1.250%, 06/01/2023 (Putable on 02/01/2018) (a)	22,500,000
23,535,000	Wisconsin Public Finance Authority (CS: Waste Mgmt Inc.) 1.250%, 10/01/2025 (Putable on 02/01/2018) (a)	23,535,000
250,000	Wisconsin State Health & Educational Facilities, Community Care, Inc. (LOC: Bank Of Montreal) 1.350%, 09/01/2032 (Putable on 02/01/2018) (a)	250,000
		51,355,000
Wyoming-0.3%
2,855,000	Gillette Environmental Improvement Revenue, Black Hills Power and Light Co.-Series A 1.250%, 06/01/2024 (Putable on 02/07/2018) (a)	2,855,000
	Total Municipal Bonds (Cost $1,037,892,391)	1,037,766,067

Shares
Money Market Funds-0.0% (c)
51,960	BlackRock Liquidity Funds MuniCash Portfolio, Institutional Shares, 1.06%	51,960
	Total Money Market Funds (Cost $51,966)	51,960

Total Investments (Cost $1,037,944,357) (d) - 103.3%		1,037,818,027
Liabilities in Excess of Other Assets-(3.3)%		(33,033,442)
TOTAL NET ASSETS 100.0%		$1,004,784,585

Percentages are stated as a percent of net assets.

(a) Variable Rate Security—The rate reported is the rate in effect as of January 31, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. Liquid securities restricted under Rule 144A comprised 20.6% of the Fund’s net assets.

(c) Amount is less than 0.05%.

(d) See Note 2B for the cost of investments for federal tax purposes.

AMBAC-American Municipal Bond Assurance Corp.

ARN-Auction Rate Note

CS-Credit Support

CSP-Continental Structural Plastics

LOC-Line of Credit

MUNIPSA-SIFMA Municipal Swap Index Yield Analysis

NA-North America

SPA-Standby Purchase Agreement

Alpine High Yield Managed Duration Municipal Fund

Schedule of Portfolio Investments
January 31, 2018 (Unaudited)

Principal Amount	Security Description	Value

Municipal Bonds-103.1%

Alabama-1.2%
$750,000	Alabama Industrial Development Solid Waste Disposal Revenue (CS: OfficeMax, Inc.) 6.450%, 12/01/2023 (a)	$744,120
50,000	City of Jemison AL Water & Sewer-Series A 3.000%, 03/01/2018	50,006
50,000	City of Jemison AL Water & Sewer-Series A 3.000%, 03/01/2019	49,973
50,000	City of Jemison AL Water & Sewer-Series A 3.000%, 03/01/2020	49,810
50,000	City of Jemison AL Water & Sewer-Series A 3.000%, 03/01/2021	49,607
290,000	City of Jemison AL Water & Sewer-Series A 3.500%, 03/01/2026	279,676
850,000	Health Care Authority for Baptist Health Revenue-Series D 5.000%, 11/15/2021 (a)	852,890
160,000	Jefferson County, Capital Improvement Warrants-Series A (CS: NATL-RE) 5.000%, 04/01/2023 (a)	160,307
65,000	Jemison Public Building Authority, Municipal Projects-Series B 3.000%, 03/01/2018	65,052
70,000	Jemison Public Building Authority, Municipal Projects-Series B 3.000%, 03/01/2019	70,601
70,000	Jemison Public Building Authority, Municipal Projects-Series B 3.000%, 03/01/2020	70,904
70,000	Jemison Public Building Authority, Municipal Projects-Series B 3.000%, 03/01/2021	71,051
425,000	Selma Industrial Development Board Revenue, Zilkha Biomass Selma LLC Project 7.500%, 05/01/2025 (b)	306,000
		2,819,997

Arizona-3.4%
385,000	Arizona Industrial Development Authority, Kaizen Education Foundation Project 5.000%, 07/01/2022 (b)	401,532
405,000	Arizona Industrial Development Authority, Kaizen Education Foundation Project 5.000%, 07/01/2023 (b)	424,322
570,000	Glendale Industrial Development Authority; Glencroft Retirement Obligation 4.250%, 11/15/2026	562,157
2,800,000	Industrial Development Authority of the City of Phoenix Revenue-Series A (CS: Legacy Traditional School) 4.000%, 07/01/2022 (a)(b)	2,751,028
210,000	Industrial Development Authority of the City of Phoenix Revenue, Freedom Academy, Inc. (CS: Freedom Academy, Inc.) 3.875%, 07/01/2021 (b)	211,298
725,000	La Paz County Industrial Development Authority Revenue, Charter School Solutions-Harmony Public School Project-Series A 5.000%, 02/15/2021 (b)	769,587
500,000	La Paz County Industrial Development Authority Revenue, Charter School Solutions-Harmony Public School Project-Series A 5.000%, 02/15/2026 (b)	547,735
500,000	Maricopa County Industrial Development, Paradise Schools Project 2.875%, 07/01/2021 (b)	498,300
1,250,000	Maricopa County Industrial Development, Paradise Schools Project 4.000%, 07/01/2026 (b)	1,259,750
200,000	Phoenix Industrial Development Authority, AZ GFF Tiyan LLC (Guam annual appropriation) 5.000%, 02/01/2018	200,000
125,000	Phoenix Industrial Development Authority, Basis School, Inc. 3.000%, 07/01/2020 (b)	124,306

Alpine High Yield Managed Duration Municipal Fund

Schedule of Portfolio Investments-Continued
January 31, 2018 (Unaudited)

105,000	Phoenix Industrial Development Authority, Legacy Traditional Schools Project-Series A 4.750%, 07/01/2019 (b)	107,407
		7,857,422

Arkansas-0.4%
200,000	County of Boone, Arkansas Hospital, North Arkansas Regional Medical Center Project 2.950%, 05/01/2019	200,140
200,000	County of Boone, Arkansas Hospital, North Arkansas Regional Medical Center Project-Series 2011 2.625%, 05/01/2018	200,102
500,000	Public Housing Authority Municipal Series 1 LLC 3.000%, 09/01/2026 (Putable on 03/01/2018) (b)(c)	499,855
		900,097

California-4.0%
250,000	California Municipal Finance Authority, Julian Charter School Project-Series A 5.000%, 03/01/2025 (b)	257,955
1,500,000	California Pollution Control Financing Authority (CS: Calplant I LLC) 7.500%, 07/01/2032 (a)(b)	1,587,555
3,000,000	California Pollution Control Financing Authority, Solid Waste Disposal Revenue 7.000%, 07/01/2022 (a)(b)	3,146,970
2,250,000	Golden State Tobacco Securitization Corp. Revenue-Series A 5.000%, 06/01/2033	2,259,022
170,000	Inland Empire Tobacco Securitization Authority, Tobacco Settlement-Series A 4.625%, 06/01/2021 (a)	170,068
130,000	Inland Empire Tobacco Securitization Authority, Tobacco Settlement-Series A 5.000%, 06/01/2021 (a)	130,053
685,000	Palomar Pomerado Health Care (CS: Palomar Health) 5.500%, 11/01/2019	716,442
985,000	Tobacco Securitization Authority of Northern California Revenue-Series A-2 5.400%, 06/01/2027	985,207
		9,253,272

Colorado-1.2%
1,000,000	City & County of Denver Revenue (CS: United Airlines, Inc.) 5.000%, 10/01/2032 (a)	1,083,360
500,000	Colorado Health Facilities Authority (CS: Frasier Meadows Manor Inc.) 5.000%, 05/15/2028	537,880
585,000	Colorado Health Facilities Authority (CS: Frasier Meadows Manor Inc.) 5.000%, 05/15/2029	627,857
110,000	Colorado Health Facilities Authority, Covenant Retirement Communities, Inc.-Series B 3.150%, 12/01/2018	110,144
500,000	Lambertson Farms Metropolitan District No. 1, General Obligation 5.000%, 12/15/2025	499,960
		2,859,201

Connecticut-2.7%
215,000	City of West Haven-Series A 3.000%, 11/01/2018	215,581
325,000	City of West Haven-Series A 5.000%, 11/01/2025	351,396
325,000	City of West Haven-Series A 5.000%, 11/01/2026	351,513
310,000	City of West Haven-Series A 5.000%, 11/01/2027	335,321

Alpine High Yield Managed Duration Municipal Fund

Schedule of Portfolio Investments-Continued
January 31, 2018 (Unaudited)

240,000	City of West Haven-Series B 5.000%, 11/01/2025	259,493
200,000	City of West Haven-Series B 5.000%, 11/01/2026	216,316
200,000	City of West Haven-Series B 5.000%, 11/01/2027	216,336
1,000,000	Connecticut State Health & Educational Facility Authority-Series F (CS: Masonicare Corp Oblig Grp) 5.000%, 07/01/2024 (a)	1,127,690
1,000,000	Connecticut State Health & Educational Facility, Church Home Of Hartford, Inc. Project 2.875%, 09/01/2020 (b)	1,000,260
1,900,000	Connecticut State Health & Educational Facility, Church Home Of Hartford, Inc. Project-Series B-1 3.250%, 09/01/2021 (a)(b)	1,900,323
395,000	Mohegan Tribe of Indians of Connecticut Revenue-Series C 4.750%, 02/01/2020 (b)	397,394
		6,371,623

District of Columbia-1.0%
475,000	District of Columbia, Howard University-Series A 5.250%, 10/01/2022	507,457
1,500,000	District of Columbia, Ingleside Rock Creek Project-Series B 3.875%, 07/01/2024	1,500,510
195,000	District of Columbia, Methodist Home 4.500%, 01/01/2025	190,131
235,000	District of Columbia, National Law Enforcement Officers Memorial Fund, Inc.-Series B 5.750%, 07/01/2025	234,988
		2,433,086

Florida-1.7%
250,000	Capital Trust Agency, Inc. Revenue, First Mortgage Revenue-Silver Creek St. Augustine Project-Series A 6.500%, 01/01/2024 (a)	206,797
170,000	Capital Trust Agency, Inc. Revenue, River City Education Services, Inc. Project-Series A 4.625%, 02/01/2025 (a)	170,859
90,000	Celebration Pointe Community Development District No.1, Special Assessment Revenue 4.750%, 05/01/2024	91,158
200,000	City of Atlantic Beach, Health Care Facilities Revenue Naval CCRC-Series A 5.000%, 11/15/2021 (a)	219,010
200,000	City of Tampa, Solid Waste System Revenue 5.000%, 10/01/2020	214,890
2,000,000	Florida Development Finance Corp. Revenue (CS: Waste Pro Usa, Inc.) 5.000%, 08/01/2029 (Putable on 08/01/2022) (b)(c)	2,080,740
100,000	Florida Development Finance Corp., Educational Facilities Revenue Bonds, Miami Arts Charter School Project-Series A 5.000%, 06/15/2024 (a)(b)	99,135
290,000	State Development Finance Corp. Revenue, Tuscan Isle Obligated Group-Series A 6.500%, 06/01/2025 (b)	230,695
50,000	Village Community Development District #11, Special Assessment Revenue 3.250%, 05/01/2019	50,646
500,000	Village Community Development District #12, Special Assessment Revenue 2.875%, 05/01/2021	507,745
		3,871,675

Georgia-2.4%
1,500,000	Atlanta Development Authority, Georgia Proton Treatment Center Project 6.000%, 01/01/2023 (a)	1,517,940
2,000,000	Atlanta Development Authority, Georgia Proton Treatment Center Project 6.500%, 01/01/2029 (a)	2,011,460

Alpine High Yield Managed Duration Municipal Fund

Schedule of Portfolio Investments-Continued
January 31, 2018 (Unaudited)

1,500,000	Morgan County Hospital Authority 2.750%, 09/01/2019	1,496,535
480,000	Turner County School District, Guaranteed Energy Saving Project 4.500%, 12/01/2019	480,077
		5,506,012

Guam-0.1%
250,000	Guam International Airport Authority-Series C 5.000%, 10/01/2021 (a)	263,508

Hawaii-0.4%
870,000	State of Hawaii Department of Budget & Finance Revenue-Series A (CS: Hawaii Pacific University) 5.000%, 07/01/2020	885,556

Idaho-0.5%
900,000	Idaho Housing & Finance Association; Idaho Arts Charter School-Series A 4.000%, 12/01/2026	932,859
200,000	Idaho Housing & Finance Association; Victory Charter School-Series A 4.000%, 07/01/2026	207,376
		1,140,235

Illinois-11.3%
1,500,000	Chicago Board of Education-Series C 5.000%, 12/01/2019	1,550,010
600,000	Chicago Board of Education-Series C 5.000%, 12/01/2022	637,182
100,000	Chicago Board of Education, General Obligation-Series A (CS: NATL-RE) 5.000%, 12/01/2021	100,495
75,000	Chicago Board of Education, General Obligation-Series A (CS: NATL-RE) 5.250%, 12/01/2018	76,607
725,000	Chicago Board of Education, General Obligation-Series A (CS: NATL-RE) 5.250%, 12/01/2019	727,595
2,695,000	Chicago Board of Education, General Obligation-Series A 6.000%, 01/01/2020 (a)	2,804,633
150,000	City of Chicago-Series A 4.000%, 01/01/2019	152,277
200,000	City of Chicago-Series A 4.000%, 01/01/2020 (a)	200,398
425,000	City of Chicago-Series C 4.750%, 01/01/2028	425,663
90,000	City of Chicago, General Obligation (CS: AMBAC) 5.000%, 12/01/2024 (a)	90,356
40,000	City of Chicago, General Obligation-Series B (CS: Assured Guaranty Municipal) 5.000%, 01/01/2026	40,120
975,000	City of Chicago, General Obligation-Series B (CS: Assured Guaranty Municipal) 5.000%, 01/01/2027 (a)	977,662
865,000	City of Chicago, General Obligation-Series C (CS: NATL-RE) 5.000%, 01/01/2019	867,725
1,000,000	Cook County Community College District No. 524. Moraine Valley-Series B 5.000%, 12/01/2021 (a)	1,003,560
600,000	Cook County School District No. 144, Prairie Hills-Series A 4.000%, 12/01/2033	603,360

Alpine High Yield Managed Duration Municipal Fund

Schedule of Portfolio Investments-Continued
January 31, 2018 (Unaudited)

1,200,000	Cook County, General Obligation-Series B 5.000%, 11/15/2018	1,202,220
420,000	Illinois Finance Authority (CS: Chicago Charter School Foundation - Chicago LLC) 5.000%, 02/15/2027	470,858
400,000	Illinois Finance Authority (CS: Chicago Charter School Foundation- Chicago LLC) 5.000%, 02/15/2028	447,600
250,000	Illinois Finance Authority (CS: Chicago Charter School Foundation - Chicago LLC) 5.000%, 12/01/2028	272,265
420,000	Illinois Finance Authority (CS: Chicago Charter School Foundation- Chicago LLC) 5.000%, 02/15/2029	466,385
315,000	Illinois Finance Authority (CS: Chicago Charter School Foundation - Chicago LLC) 5.000%, 12/01/2029	340,380
335,000	Illinois Finance Authority (CS: Chicago Charter School Foundation - Chicago LLC) 5.000%, 02/15/2030	369,157
370,000	Illinois Finance Authority (CS: Chicago Charter School Foundation - Chicago LLC) 5.000%, 02/15/2031	404,306
225,000	Illinois Finance Authority (CS: Chicago Charter School Foundation - Chicago LLC) 5.000%, 02/15/2032	244,924
300,000	Illinois Finance Authority Educational Facility Revenue, Senior Rogers Park Montessori School Project 5.000%, 02/01/2024 (a)	307,086
305,000	Illinois Finance Authority, Belmont School Project 4.500%, 12/01/2020 (b)	308,538
450,000	Illinois Finance Authority, Roosevelt University Project 5.000%, 04/01/2018	450,103
1,035,000	Illinois Finance, Benedictine University 5.000%, 10/01/2025	1,174,207
635,000	Macon & De Witt Counties Community Unit School District No. 2 Maroa-Forsyth, General Obligation 4.500%, 10/01/2018	636,861
295,000	Metropolitan Pier & Exposition Authority 5.000%, 12/15/2025	330,583
250,000	Metropolitan Pier & Exposition Authority 5.000%, 12/15/2026	282,235
100,000	Metropolitan Pier & Exposition Authority 5.000%, 12/15/2027	113,136
250,000	Metropolitan Pier & Exposition Authority 5.000%, 12/15/2028	281,947
1,450,000	Metropolitan Pier & Exposition Authority 5.500%, 06/15/2020 (Putable on 06/14/2020) (c)	1,469,676
1,000,000	Public Building Commission of Chicago, School Reform Board of Trustees of the Board of Education-Series B (CS: NATL-RE) 5.250%, 12/01/2018 (a)	1,028,370
150,000	Southwestern Development Authority, Memorial Group, Inc. 5.750%, 11/01/2019	157,405
745,000	State of Illinois, General Obligation (INS. Assured Guaranty) 4.000%, 02/01/2030	765,994
740,000	State of Illinois, General Obligation 5.000%, 02/01/2020	765,426
2,000,000	State of Illinois, General Obligation 5.000%, 08/01/2024	2,111,900

Alpine High Yield Managed Duration Municipal Fund

Schedule of Portfolio Investments-Continued
January 31, 2018 (Unaudited)

50,000	State of Illinois, General Obligation Refunding Bond 5.000%, 08/01/2021 (a)	52,634
180,000	Stephenson County Revenue (CS: AMBAC) 4.500%, 12/01/2020	180,371
130,000	Village of Posen 4.300%, 12/01/2018	130,085
140,000	Village of Posen 4.400%, 12/01/2019	140,262
400,000	Village of Sauk, Illinois, Cook and Will Counties, General Obligation, Tax Increment Bonds 4.300%, 12/01/2023	409,756
300,000	Village of Sauk, Illinois, Cook and Will Counties, General Obligation, Tax Increment Bonds 4.600%, 12/01/2026	307,020
285,000	Village of Willow Springs-Series C 4.450%, 12/15/2021	285,507
		26,164,840

Indiana-0.2%
195,000	City of Valparaiso Exempt Facilities Revenue, Pratt Paper LLC Project 5.875%, 01/01/2024	218,304
225,000	Indiana Finance Authority, King’s Daughters Hospital & Health Services 5.000%, 08/15/2020	236,817
50,000	Indiana Finance Authority, United States Steel Corp. 6.000%, 12/01/2019	52,060
		507,181

Iowa-0.1%
330,000	Iowa Higher Education Loan Authority, Wartburg College Project 2.500%, 10/01/2020	321,915

Kansas-3.7%
2,000,000	City of Derby Revenue, Kansas Sales Tax Special Obligation 4.000%, 03/01/2025	1,999,900
1,800,000	City of Wichita Revenue 3.000%, 09/01/2023 (a)	1,807,650
1,000,000	City of Wichita Revenue 4.200%, 09/01/2027	1,001,210
575,000	Kansas Independent College Finance Authority, Revenue Anticipation Notes, Bethany College-Series A 6.950%, 05/01/2018 (b)	575,512
250,000	Kansas Independent College Finance Authority, Revenue Anticipation Notes, Bethel College-Series D 4.150%, 05/01/2018	250,302
200,000	Kansas Independent College Finance Authority, Revenue Anticipation Notes, Central Christian College-Series B 4.900%, 05/01/2018	200,232
2,500,000	Kansas Independent College Finance Authority, Revenue Anticipation Notes, Ottawa University-Series C 5.000%, 05/01/2018 (a)	2,501,350
175,000	Overland Park Development Corp. Revenue, Second Tier Convention Center Hotel-Series B (CS: AMBAC) 5.125%, 01/01/2022 (a)	175,296
		8,511,452

Kentucky-0.9%
500,000	Kentucky Economic Development Finance Authority, Temps-85, Masonic Home Independent 3.250%, 05/15/2022	503,045

Alpine High Yield Managed Duration Municipal Fund

Schedule of Portfolio Investments-Continued
January 31, 2018 (Unaudited)

1,500,000	Ohio County Revenue, Big Rivers Electric Project-Series A (CS: Big Rivers Electric Corp.) 6.000%, 07/15/2031 (a)	1,525,530
		2,028,575

Louisiana-0.2%
250,000	Louisiana Local Government Environmental Facilities & Community Development Authority, St. James Place of Baton Rouge-Series A 5.500%, 11/15/2025	273,470
250,000	Parish of St. Charles, Gulf Opportunity Zone Revenue, Valero Energy Corp. 4.000%, 12/01/2040 (Putable on 06/01/2022) (a)(c)	266,140
		539,610

Maryland-3.7%
110,000	Anne Arundel County, Consolidated Special Taxing District Bonds, Villages at Two Rivers Project 4.200%, 07/01/2024 (a)	109,569
825,000	City of Rockville Revenue (CS: King Farm Ingleside) 3.500%, 11/01/2026	826,914
625,000	City of Rockville Revenue (CS: King Farm Ingleside) 5.000%, 11/01/2025	708,500
365,000	City of Rockville Revenue (CS: King Farm Ingleside) 5.000%, 11/01/2026	417,020
600,000	City of Rockville Revenue (CS: King Farm Ingleside) 5.000%, 11/01/2027	681,150
315,000	City of Rockville Revenue-Series A-2 (CS: King Farm Ingleside) 3.375%, 11/01/2027	314,600
705,000	City of Rockville Revenue-Series A-2 (CS: King Farm Ingleside) 5.000%, 11/01/2025	799,188
1,495,000	Frederick County-Series A (CS: Mount St. Mary’s University) 5.000%, 09/01/2027 (b)	1,658,164
740,000	Frederick County-Series A (CS: Mount St. Mary’s University) 5.000%, 09/01/2032 (b)	799,000
1,445,000	Maryland Economic Development Corp., CNX Marine Terminal, Inc. 5.750%, 09/01/2025 (a)	1,517,583
450,000	Maryland Health & Higher Educational Facilities Authority, Adventist Healthcare Issue 5.000%, 01/01/2021	484,704
355,000	Maryland Health & Higher Educational Facilities Authority, Adventist Healthcare Issue-Series A 5.000%, 01/01/2020	373,591
		8,689,983

Massachusetts-1.6%
500,000	Massachusetts Development Finance Agency (CS: Newbridge On The Charles) 4.000%, 10/01/2025 (b)	522,135
500,000	Massachusetts Development Finance Agency (CS: Newbridge On The Charles) 4.000%, 10/01/2026 (b)	519,285
450,000	Massachusetts Development Finance Agency (CS: Newbridge On The Charles) 4.000%, 10/01/2027 (b)	465,682

Alpine High Yield Managed Duration Municipal Fund

Schedule of Portfolio Investments-Continued
January 31, 2018 (Unaudited)

1,500,000	Massachusetts Development Finance Agency, UMass Boston Student Housing Project; Provident Commonwealth Education Resource 5.000%, 10/01/2024	1,704,165
450,000	Massachusetts Port Authority Facilities Revenue, Delta Air Lines, Inc. Project-Series A (CS: AMBAC) 5.000%, 01/01/2021 (a)	457,421
50,000	Massachusetts Port Authority Facilities Revenue, Delta Air Lines, Inc. Project-Series A (CS: AMBAC) 5.500%, 01/01/2022 (a)	50,825
		3,719,513

Michigan-1.4%
500,000	Calhoun County Hospital Finance Authority Refunding Bonds, Oaklawn Hospital 5.000%, 02/15/2024	543,320
100,000	Charyl Stockwell Academy Revenue 4.875%, 10/01/2023	100,313
315,000	Jackson College Dormitories, College Housing Revenue 5.000%, 05/01/2021	321,426
1,000,000	Michigan Municipal Bond Authority, Local Government Public Improvement-Series A (CS: AMBAC) 5.000%, 12/01/2018 (a)	1,001,900
540,000	Michigan Strategic Fund Revenue, Genesee Power Station Project 7.500%, 01/01/2021	531,409
200,000	Michigan Strategic Fund Revenue, United Methodist Retirement Communities, Inc. Project 5.125%, 11/15/2025 (a)	203,316
610,000	Michigan Tobacco Settlement Finance Authority-Series A 5.125%, 06/01/2022 (a)	609,841
		3,311,525

Minnesota-1.1%
540,000	City of Blaine Revenue, Crest View Senior Community Project-Series A 5.125%, 07/01/2025	561,746
145,000	City of Hugo, Charter School Lease Revenue, Noble Academy Project-Series A 4.000%, 07/01/2020	149,305
525,000	City of International Falls Revenue, Boise Cascade Corp. Project (CS: Officemax, Inc.) 5.650%, 12/01/2022	524,947
300,000	City of Oak Park Heights, Nursing Home Revenue, Boutwells Landing Care Center Project 4.000%, 02/01/2020	306,711
420,000	City of Sauk Rapids Revenue (CS: Good Shepherd Lutheran) 5.000%, 01/01/2020	435,343
490,000	Rice County Revenue, St. Mary’s School-Series A 5.000%, 08/01/2022 (b)	521,737
		2,499,789

Mississippi-2.6%
980,000	Mississippi Business Finance Corp., Northrop Grumman Ship System 4.550%, 12/01/2028	980,225
5,000,000	Mississippi Business Finance Corp., PSL-North America LLC Project-Series A (LOC: ICICI Bank) 3.730%, 11/01/2032 (Putable on 02/01/2018) (a)(c)	5,000,000
		5,980,225

Missouri-0.7%
555,000	Saint Louis County Missouri Industrial Development Authority Refunding And Improvement; Ranken-Jordan Pediatric Sp 4.000%, 11/15/2021	564,147

Alpine High Yield Managed Duration Municipal Fund

Schedule of Portfolio Investments-Continued
January 31, 2018 (Unaudited)

625,000	Saint Louis County Missouri Industrial Development Authority Refunding And Improvement; Ranken-Jordan Pediatric Sp 5.000%, 11/15/2022	655,831
350,000	Saint Louis County Missouri Industrial Development Authority Refunding And Improvement; Ranken-Jordan Pediatric Sp 5.000%, 11/15/2023	368,823
		1,588,801

Montana-0.2%
500,000	City of Kalispell, Montana, Housing and Healthcare Facilities (CS: Immanuel Lutheran Corp. Project) 3.400%, 11/15/2022	500,755

Nebraska-0.3%
615,000	Scotts Bluff County Hospital Authority-Series A (CS: Regional West Medical Center) 5.000%, 02/01/2022	658,376

Nevada-0.9%
605,000	City of Carson 5.000%, 09/01/2027	700,723
620,000	City of Carson 5.000%, 09/01/2029	708,146
600,000	Nevada Department of Business & Industry 3.125%, 07/15/2022 (a)(b)	595,434
		2,004,303

New Hampshire-0.1%
250,000	New Hampshire Business Finance Authority, Casella Waste Systems, Inc. Project 4.000%, 04/01/2029 (Putable on 10/01/2019) (b)(c)	249,510

New Jersey-5.9%
415,000	Atlantic City Municipal Utilities Authority, Refunding Water System-Series 2007 (CS: AMBAC) 4.000%, 06/01/2018	414,676
100,000	New Jersey Economic Development Authority, Charter School Revenue, Greater Brunswick Charter School Project-Series A 4.750%, 08/01/2024 (a)(b)	102,413
370,000	New Jersey Economic Development Authority, Continental Airlines, Inc. Project (CS: United Airlines, Inc.) 4.875%, 09/15/2019 (a)	381,248
500,000	New Jersey Economic Development Authority, Lions Gate Project-Series 2014 4.375%, 01/01/2024 (a)	522,585
125,000	New Jersey Economic Development Authority, Private Activity-The Goethals Bridge Replacement Project 5.250%, 01/01/2025 (a)	139,846
700,000	New Jersey Economic Development Authority, School Facilities Construction-Series E 5.000%, 09/01/2023	745,136
2,000,000	New Jersey Economic Development Authority, School Facilities Construction Refunding Bond 5.000%, 06/15/2021	2,145,800
55,000	New Jersey Economic Development Authority, United Airlines, Inc. Project 5.500%, 04/01/2028	55,197
2,500,000	New Jersey Tobacco Settlement Financing Corp. 5.000%, 06/01/2029 (a)	2,518,150
5,000	New Jersey Tobacco Settlement Financing Corp.-Series 1-A 4.625%, 06/01/2026	5,034
2,500,000	New Jersey Tobacco Settlement Financing Corp.-Series A 4.750%, 06/01/2034 (a)	2,458,025
405,000	New Jersey Tobacco Settlement Financing Corp. Revenue-Series A 4.500%, 06/01/2023 (a)	412,100

Alpine High Yield Managed Duration Municipal Fund

Schedule of Portfolio Investments-Continued
January 31, 2018 (Unaudited)

1,000,000	New Jersey Transportation Trust Fund Authority, FED Highway Reimbursement Notes 5.000%, 06/15/2024	1,011,250
2,000,000	New Jersey Transportation Trust Fund Authority, FED Highway Reimbursement Notes-Series A 5.000%, 06/15/2028 (a)	2,020,040
300,000	South Jersey Port Corp.-Series B 5.000%, 01/01/2026	328,476
250,000	South Jersey Port Corp.-Series B 5.000%, 01/01/2027	274,477
255,000	South Jersey Port Corp.-Series B 5.000%, 01/01/2028	281,181
		13,815,634

New York-8.2%
300,000	Brookhaven Local Development Corp. 5.000%, 11/01/2021	333,015
250,000	Brookhaven Local Development Corp. 5.000%, 11/01/2022	283,313
895,000	Buffalo & Erie County Industrial Land Development Corp, Charter School for Applied Technologies Project. 4.000%, 06/01/2022	941,101
765,000	Build NYC Resource Corp. (CS: Metropolitan Clg Of Ny) 5.000%, 11/01/2020	802,546
190,000	Build NYC Resource Corp.-Series A (CS: Metro Lighthouse Charter School) 4.000%, 06/01/2022 (b)	197,186
370,000	Build NYC Resource Corp.-Series A (CS: Metro Lighthouse Charter School) 5.000%, 06/01/2023 (b)	403,141
390,000	Build NYC Resource Corp.-Series A (CS: Metro Lighthouse Charter School) 5.000%, 06/01/2024 (b)	427,814
410,000	Build NYC Resource Corp.-Series A (CS: Metro Lighthouse Charter School) 5.000%, 06/01/2025 (b)	452,230
430,000	Build NYC Resource Corp.-Series A (CS: Metro Lighthouse Charter School) 5.000%, 06/01/2026 (b)	475,911
450,000	Build NYC Resource Corp.-Series A (CS: Metro Lighthouse Charter School) 5.000%, 06/01/2027 (b)	496,566
500,000	Build NYC Resource Corp.-Series A (CS: Metro Lighthouse Charter School) 5.000%, 06/01/2032 (b)	542,615
1,800,000	City of Ogdensburg, TANS 4.000%, 08/31/2018	1,803,276
1,200,000	City of Poughkeepsie, Bond Anticipation Notes-Series A 4.000%, 05/04/2018	1,202,040
1,150,000	Nassau County Tobacco Settlement Corp. Revenue, Asset Brookfield-Series A-2 5.250%, 06/01/2026 (Putable on 05/31/2026) (a)(c)	1,150,219
445,000	New York State Dormitory Authority, Touro College And University-Series A 4.000%, 01/01/2023	467,886
440,000	New York State Dormitory Authority, Yeshiva University-Series A 5.000%, 11/01/2018	450,093
95,000	New York State Dormitory Authority, Yeshiva University-Series A 5.000%, 11/01/2019	98,222
1,075,000	New York Transportation Development Corp., American Airlines, Inc. 5.000%, 08/01/2018 (a)	1,090,932
100,000	Onondaga Civic Development Corp., St Joseph’s Hospital Health Center Project-Series A 4.625%, 07/01/2022 (a)	104,398

Alpine High Yield Managed Duration Municipal Fund

Schedule of Portfolio Investments-Continued
January 31, 2018 (Unaudited)

100,000	Onondaga Civic Development Corp., St Joseph’s Hospital Health Center Project-Series A 5.000%, 07/01/2019	102,720
115,000	Suffolk Tobacco Asset Securitization Corp., General Obligation-Series A 5.000%, 06/01/2018	116,222
1,045,000	Tompkins County Development Corp. (CS: Tompkins Cortland Community) 5.000%, 07/01/2018 (a)	1,053,580
2,000,000	Town of Oyster Bay, Bond Anticipation Notes General Obligation-Series C 4.000%, 06/01/2018 (a)	2,012,480
110,000	Village of Johnson City 5.000%, 10/01/2019	112,567
115,000	Village of Johnson City 5.000%, 10/01/2020	118,754
115,000	Village of Johnson City 5.000%, 10/01/2021	119,275
115,000	Village of Johnson City 5.000%, 10/01/2022	119,298
3,684,050	Village of Johnson City-Series B 4.000%, 10/04/2018 (a)	3,691,381
		19,168,781

North Dakota-1.0%
2,000,000	Ward County-Series C (CS: Trinity Health Obligations Group) 5.000%, 06/01/2029 (a)	2,247,040

Ohio-3.5%
2,910,000	Buckeye Tobacco Settlement Financing Authority-Series A 5.125%, 06/01/2024 (a)	2,802,446
2,150,000	Buckeye Tobacco Settlement Financing Authority-Series A-2 5.375%, 06/01/2024 (a)	2,073,331
1,110,000	Buckeye Tobacco Settlement Financing Authority, Tobacco Settlement Assets-Backed Bonds-Series A-1 5.750%, 06/01/2034 (a)	1,062,292
400,000	City of Cleveland, Airport Special Revenue, United Airlines, Inc. 5.375%, 09/15/2027	401,376
255,000	Licking County Revenue, Kendal Granville Obligation Group-Series B 3.750%, 07/01/2020	255,217
250,000	Ohio Air Quality Development Authority (CS: Pratt Paper Ohio Inc.) 3.750%, 01/15/2028 (b)	251,030
250,000	Ohio Air Quality Development Authority (CS: Pratt Paper Ohio Inc.) 4.250%, 01/15/2038 (b)	253,035
200,000	Ohio Air Quality Development Authority, AK Steel Corp. Project 6.750%, 06/01/2024 (a)	207,268
750,000	Ohio Air Quality Development Authority, Ohio Valley Electric Corp. Project-Series E 5.625%, 10/01/2019	774,270
		8,080,265

Oklahoma-1.0%
1,510,000	Payne County Economic Development Authority, Epworth Living At The Ranch-SE (CS: White Woods Retirement) 4.750%, 11/01/2023 (a)	1,126,520
1,500,000	Payne County Economic Development Authority, Epworth Living At The Ranch-SE (CS: White Woods Retirement) 5.250%, 11/01/2024	1,117,320
		2,243,840

Alpine High Yield Managed Duration Municipal Fund

Schedule of Portfolio Investments-Continued
January 31, 2018 (Unaudited)

Oregon-0.1%
40,000	Hospital Facilities Authority of Multnomah County Oregon, Mirabella At South Waterfront Project-Series A 5.000%, 10/01/2019	41,299
100,000	Hospital Facilities Authority of Multnomah County Oregon, Mirabella At South Waterfront Project-Series A 5.000%, 10/01/2024 (a)	110,342
		151,641

Pennsylvania-7.4%
1,250,000	Allentown Neighborhood Improvement Zone Development Authority, Tax Revenue Bond 5.000%, 05/01/2022 (b)	1,355,175
400,000	Chester County Health & Education Facilities Authority, (CS: Immaculata University) 3.000%, 11/01/2018	399,256
325,000	Chester County Health & Education Facilities Authority, Simpson Senior Services Project 5.000%, 12/01/2025	348,000
1,150,000	Dauphin County General Authority, Harrisburg University of Science and Technology Project 4.000%, 10/15/2022 (b)	1,137,799
1,650,000	Dauphin County General Authority, Harrisburg University of Science and Technology Project 5.000%, 10/15/2027 (a)(b)	1,662,474
175,000	Delaware County Authority Revenue, Eastern University (CS: Eastern University) 3.125%, 10/01/2018	174,830
505,000	Delaware County Authority Revenue, Eastern University (CS: Eastern University) 4.000%, 10/01/2019	506,510
1,500,000	Delaware County Industrial Development Authority, Chester Charter School Arts Project-Series A 5.000%, 06/01/2031 (a)(b)	1,529,775
100,000	Indiana County Hospital Authority, Regional Medical Center-Series A 5.000%, 06/01/2023 (a)	107,282
1,280,000	Moon Industrial Development Authority, Baptist Homes Society Obligation 5.000%, 07/01/2020	1,320,435
3,100,000	Pennsylvania Economic Development Financing Authority, Colver Project 5.000%, 12/01/2037 (Putable on 09/01/2020) (a)(c)	3,120,739
500,000	Philadelphia Authority for Industrial Development Revenue (CS: Evangelical Svcs Oblg Grp) 5.000%, 07/01/2031	545,445
235,000	Philadelphia Authority for Industrial Development Revenue (CS: Evangelical Svcs Oblg Grp) 5.000%, 07/01/2032	255,003
695,000	Philadelphia Authority for Industrial Development Revenue, Discovery Charter School Project 5.000%, 04/01/2022	714,662
800,000	Philadelphia Authority for Industrial Development Revenue, Kipp Philadelphia Charter School Project-Series A 4.000%, 04/01/2026	786,832
2,000,000	Philadelphia School District-Series F 5.000%, 09/01/2024 (a)	2,247,380
135,000	Pottsville Hospital Authority, Schuylkill Health System Project 5.250%, 07/01/2033 (b)	141,144
200,000	Pottsville Hospital Facilities Authority, Schuylkill Health System Project 5.750%, 07/01/2022 (a)	217,092
100,000	Scranton School District-Series B 5.000%, 06/01/2023	110,403
100,000	Scranton School District-Series B 5.000%, 06/01/2024	111,084
100,000	Scranton School District-Series B 5.000%, 06/01/2025	112,091

Alpine High Yield Managed Duration Municipal Fund

Schedule of Portfolio Investments-Continued
January 31, 2018 (Unaudited)

345,000	Scranton School District-Series D 5.000%, 06/01/2027	392,520
		17,295,931

Puerto Rico-6.6%
210,000	Commonwealth of Puerto Rico (CS: Assured Guaranty Municipal) 5.500%, 07/01/2018	212,344
115,000	Commonwealth of Puerto Rico, Public Improvement Bonds (CS: Assured Guaranty Municipal) 5.500%, 07/01/2019	118,770
110,000	Commonwealth of Puerto Rico, Public Improvement Bonds-Series A (CS: Assured Guaranty Municipal) 5.000%, 07/01/2027	110,280
3,125,000	Commonwealth of Puerto Rico, Public Improvement Bonds-Series A (CS: NATL-RE) 5.500%, 07/01/2018	3,143,844
885,000	Commonwealth of Puerto Rico, Public Improvement Bonds-Series A (CS: NATL-RE) 5.500%, 07/01/2019	893,930
860,000	Commonwealth of Puerto Rico, Public Improvement Bonds-Series A (CS: NATL-RE) 5.500%, 07/01/2019	868,677
125,000	Commonwealth of Puerto Rico, Public Improvement Bonds-Series A (CS: NATL-RE) 5.500%, 07/01/2021	125,621
100,000	Puerto Rico Electric Power Authority-Series A (CS: Assured Guaranty Municipal) 5.000%, 08/01/2020	100,382
360,000	Puerto Rico Electric Power Authority-Series MM (CS: NATL-RE) 5.000%, 07/01/2019	361,202
265,000	Puerto Rico Electric Power Authority-Series NN (CS: NATL-RE) 5.250%, 07/01/2019	266,781
205,000	Puerto Rico Electric Power Authority-Series PP (CS: NATL-RECS: NATL-RE) 5.000%, 07/01/2023	200,672
260,000	Puerto Rico Electric Power Authority-Series SS (CS: NATL-RE) 5.000%, 07/01/2022	255,882
235,000	Puerto Rico Electric Power Authority-Series SS (CS: NATL-RE) 4.000%, 07/01/2019	232,610
155,000	Puerto Rico Electric Power Authority-Series SS (CS: NATL-RE) 5.000%, 07/01/2020	154,090
1,260,000	Puerto Rico Electric Power Authority-Series SS (CS: NATL-RE) 5.250%, 07/01/2023 (a)	1,247,954
335,000	Puerto Rico Electric Power Authority-Series UU (CS: NATL-RE) 4.500%, 07/01/2018	335,660
250,000	Puerto Rico Electric Power Authority-Series UU (CS: Assured Guaranty Municipal) 5.000%, 07/01/2020	250,955
300,000	Puerto Rico Electric Power Authority-Series UU (CS: Assured Guaranty Municipal) 5.000%, 07/01/2024	300,882
390,000	Puerto Rico Highway & Transportation Authority-Series A (CS: NATL-RE) 5.500%, 07/01/2019	393,935

Alpine High Yield Managed Duration Municipal Fund

Schedule of Portfolio Investments-Continued
January 31, 2018 (Unaudited)

145,000	Puerto Rico Highway & Transportation Authority-Series D (CS: Assured Guaranty Municipal) 5.000%, 07/01/2027	145,331
200,000	Puerto Rico Highway & Transportation Authority-Series E (CS: Assured Guaranty Municipal) 5.500%, 07/01/2023	217,606
225,000	Puerto Rico Highway & Transportation Authority-Series L (CS: Assured Guaranty Municipal) 5.250%, 07/01/2019	231,604
3,000,000	Puerto Rico Public Buildings Authority (CS: NATL-RE) 6.000%, 07/01/2023 (a)	3,070,620
500,000	Puerto Rico Public Buildings Authority-Series F (CS: Assured Guaranty Municipal) 5.250%, 07/01/2019	514,675
115,000	Puerto Rico Public Buildings Authority-Series F (CS: NATL-RE) 5.250%, 07/01/2019	115,773
300,000	Puerto Rico Public Buildings Authority, Government Facilities-Series F (CS: NATL-RE) 5.250%, 07/01/2018	301,506
1,200,000	Puerto Rico Public Buildings Authority, Government Facilities-Series F (CS: Assured Guaranty Municipal) 5.250%, 07/01/2021	1,270,548
		15,442,134

Rhode Island-0.6%
680,000	Rhode Island Health & Educational Building Corp., Care New England 5.000%, 09/01/2022	732,047
500,000	Rhode Island Health & Educational Building Corp., Care New England 5.000%, 09/01/2023	542,720
100,000	Rhode Island Health & Educational Building Corp., Hospital Financing-Care New England-Series A 5.000%, 09/01/2021 (a)	111,157
		1,385,924

South Carolina-2.3%
85,000	Clarendon Hospital District, General Obligation 4.500%, 04/01/2018	85,438
3,310,000	South Carolina Jobs-Economic Development Authority (CS: Repower S Berkeley LLC) 5.250%, 02/01/2027 (b)	3,272,663
2,000,000	South Carolina Jobs-Economic Development Authority (CS: Repower S Berkeley LLC) 6.000%, 02/01/2035 (a)(b)	2,013,800
65,000	South Carolina Jobs-Economic Development Authority, Palmetto Health 5.000%, 08/01/2019	67,754
		5,439,655

Tennessee-0.6%
1,000,000	Shelby County Health Educational & Housing Facilities Board, Trezevant Manor Project-Series A 5.000%, 09/01/2024 (b)	1,057,320
345,000	Tennessee Energy Acquisition Corp. Revenue-Series A (CS: Goldman Sachs & Co.) 5.250%, 09/01/2018 (a)	352,162
		1,409,482

Alpine High Yield Managed Duration Municipal Fund

Schedule of Portfolio Investments-Continued
January 31, 2018 (Unaudited)

Texas-12.1%
650,000	Arlington Higher Education Finance Corp. Revenue, Newman International Academy-Series A 4.375%, 08/15/2026	642,018
300,000	Bexar County Health Facilities Development Corp., Army Retirement Residence Foundation Project. 5.000%, 07/15/2023	338,169
150,000	Bexar County Health Facilities Development Corp., Army Retirement Residence Foundation Project. 5.000%, 07/15/2024	170,019
500,000	Board of Managers Joint Guadalupe County-City of Seguin Hospital Revenue 5.000%, 12/01/2021	529,405
150,000	City of Houston Airport System, United Airlines, Inc.-Series C 5.000%, 07/15/2020	158,940
200,000	City of Houston Airport System, United Airlines, Inc. Terminal E Project 4.500%, 07/01/2020	209,406
155,000	City of Rowlett, Bayside Public Improvement District 4.900%, 09/15/2024	151,061
1,240,000	Dallas County Schools, Public Property Finance Contractual Obligation 3.000%, 06/01/2018	1,186,023
75,000	Decatur Hospital Authority, Wise Regional Health System.-Series A 5.000%, 09/01/2023 (a)	82,129
895,000	Harris County Cultural Education Facilities Finance Corp., First Mortgage Brazos Presbyterian Homes 5.000%, 01/01/2027	952,602
135,000	Harris County Cultural Education Facilities Finance Corp., Willow Winds Project-Series A 5.000%, 10/01/2023	147,647
500,000	Mission Economic Development Corp. Revenue, Senior Lien Natgasoline Project-Series B 5.750%, 10/01/2031 (b)	521,815
675,000	New Hope Cultural Education Facilities Corp., Cardinal Bay, Inc. Village On The Park-Series B 4.000%, 07/01/2025	704,929
500,000	New Hope Cultural Education Facilities Corp., Cardinal Bay, Inc. Village On The Park-Series B 4.000%, 07/01/2026	518,070
500,000	New Hope Cultural Education Facilities Corp., Cardinal Bay, Inc. Village On The Park-Series B 4.000%, 07/01/2031	502,115
255,000	New Hope Cultural Education Facilities Corp., Cardinal Bay, Inc. Village On The Park-Series C 4.000%, 07/01/2019	260,454
275,000	New Hope Cultural Education Facilities Corp., Cardinal Bay, Inc. Village On The Park-Series C 4.000%, 07/01/2021	284,578
300,000	New Hope Cultural Education Facilities Corp., Cardinal Bay, Inc. Village On The Park-Series C 5.000%, 07/01/2023	321,705
330,000	New Hope Cultural Education Facilities Corp., Cardinal Bay, Inc. Village On The Park-Series C 5.000%, 07/01/2025	354,044
150,000	New Hope Cultural Education Facilities Corp., Cardinal Bay, Inc. Village On The Park-Series D 6.000%, 07/01/2026	142,857
740,000	New Hope Cultural Education Facilities Finance Corp. 5.000%, 04/01/2027	840,004
550,000	New Hope Cultural Education Facilities Finance Corp. 5.000%, 04/01/2028	618,767
1,000,000	New Hope Cultural Education Facilities Finance Corp., TEMPS-80 MRC Senior Living Project 3.250%, 11/15/2022 (a)	986,000

Alpine High Yield Managed Duration Municipal Fund

Schedule of Portfolio Investments-Continued
January 31, 2018 (Unaudited)

1,200,000	Port Beaumont Navigation District Revenue, Jefferson Energy Co. Project (CS: Jefferson Railport LLC; SPA: See Notes) 7.250%, 02/01/2036 (Putable on 02/13/2020) (a)(b)(c)	1,249,584
80,000	SA Energy Acquisition Public Facility Corp. Revenue, Gas Supply Revenue (CS: Goldman Sachs & Co.) 5.500%, 08/01/2022	90,915
50,000	SA Energy Acquisition Public Facility Corp. Revenue, Gas Supply Revenue (CS: Goldman Sachs & Co.) 5.500%, 08/01/2023 (a)	57,632
500,000	Tarrant County Cultural Education Facilities Finance Corp. Revenue, Buckingham Senior Living Project 3.875%, 11/15/2020	500,025
1,500,000	Tarrant County Cultural Education Facilities Finance Corp., Retirement Facility-Series A (CS: Buckingham Senior Living Community, Inc. Project) 4.500%, 11/15/2021	1,485,510
3,000,000	Tarrant County Cultural Education Facilities Finance Corp., Retirement Facility, Buckingham Senior Livng Community, Inc. Project-Series A 5.625%, 11/15/2024 (a)	3,083,040
1,500,000	Texas Municipal Gas Acquisition & Supply Corp. I, Sr. Lien-Series D 2.522%, 12/15/2026 (Putable on 03/15/2018) (a)(c)	1,438,950
2,700,000	Texas Municipal Gas Acquisition & Supply Corp. I, Sr. Lien-Series D (CS: Merrill Lynch) 6.250%, 12/15/2026 (a)	3,205,548
1,000,000	Texas Municipal Gas Acquisition & Supply Corp. III Revenue (CS: Macquarie Group Ltd.) 5.000%, 12/15/2025	1,114,410
100,000	Texas Public Finance Authority, Refunding, Southern University Financing System 5.000%, 11/01/2021 (a)	110,890
3,400,000	Travis County Health Facilities Development Corp. First Mortgage Revenue (CS: Longhorn Village) 5.250%, 01/01/2047 (Putable on 01/04/2022) (a)(c)	3,662,548
1,000,000	Tyler Health Facilities Development Corp., Hospital and Improvement Bond-Series A (CS: East Texas Medical Center Regional Healthcare System Project) 5.250%, 11/01/2019	1,001,020
500,000	Tyler Health Facilities Development Corp., Hospital and Improvement Bond-Series A (CS: East Texas Medical Center Regional Healthcare System Project) 5.250%, 11/01/2021	500,445
		28,123,274

Utah-0.2%
500,000	Utah Charter School Finance Authority 3.625%, 06/15/2021 (a)(b)	498,490

Vermont-0.2%
345,000	Vermont Student Assistance Corp. Education Loan Revenue-Series A 3.000%, 06/15/2019 (a)	348,464

Virgin Islands-0.7%
1,210,000	Virgin Islands Public Finance, Gross Receipts Taxes Loan Note-Series A 5.000%, 10/01/2032	1,259,356
485,000	Virgin Islands Public Finance, Matching Fund Loan Note-Series A 5.000%, 10/01/2020	358,294
		1,617,650

Washington-2.0%
595,000	Washington Housing Finance Commission, TEMPS 65-Heron’s Key Senior Living 4.875%, 01/01/2022 (b)	595,262
80,000	Washington State Housing Finance Commission 5.000%, 01/01/2023	86,201
100,000	Washington State Housing Finance Commission 5.000%, 01/01/2023 (b)	106,429

Alpine High Yield Managed Duration Municipal Fund

Schedule of Portfolio Investments-Continued
January 31, 2018 (Unaudited)

780,000	Washington State Housing Finance Commission, Bayview Manor Homes-Series B 2.800%, 07/01/2021 (a)(b)	778,479
1,000,000	Washington State Housing Finance Commission, Heron’s Key Senior Living-Series B-1 5.500%, 01/01/2024 (b)	1,000,370
1,265,000	Washington State Housing Finance Commission, Mirabella 6.000%, 10/01/2022 (a)(b)	1,366,187
485,000	Washington State Housing Finance Commission, Wesley Homes at Lea Hill Project 3.200%, 07/01/2021 (b)	483,283
250,000	Washington State Housing Finance Commission, Wesley Homes at Lea Hill Project 3.750%, 07/01/2026 (b)	245,215
		4,661,426

West Virginia-1.1%
500,000	Glenville State College 3.250%, 06/01/2022	496,190
1,250,000	Glenville State College 4.000%, 06/01/2027	1,226,075
600,000	Ohio County WV 1.750%, 06/01/2018	597,822
200,000	West Virginia Water Development Authority, Loan Program IV-Series B (CS: AMBAC) 4.750%, 11/01/2035	200,526
		2,520,613

Wisconsin-1.6%
200,000	Public Finance Authority, Church Home of Hartford 5.000%, 09/01/2025 (b)	217,872
245,000	Public Finance Authority, Glenridge Palmer Ranch-Series A 7.000%, 06/01/2020	260,695
685,000	Public Finance Authority, Guilford College Education Facilities 5.000%, 01/01/2026	745,588
830,000	Public Finance Authority, Guilford College Education Facilities 5.000%, 01/01/2027	898,516
620,000	Public Finance Authority, Senior Living Revenue-Series 2017A (CS: Marys Woods At Marylhurst Project) 3.950%, 11/15/2024 (b)	629,715
650,000	Wisconsin Public Finance Authority (CS: Nevada Charter Academies) 4.200%, 07/15/2027 (b)	639,035
250,000	Wisconsin Public Finance Authority (CS: Denver Great Hall LLC) 5.000%, 09/30/2037	278,768
155,000	Wisconsin Public Finance Authority, Roseman University of Health Sciences Project 5.000%, 04/01/2022	163,950
		3,834,139
	Total Municipal Bonds (Cost $240,035,007)	239,722,420

Total Investments (Cost $240,035,007) (d) - 103.1%		239,722,420
Liabilities in Excess of Other Assets-(3.1)%		(7,240,553)
TOTAL NET ASSETS 100.0%		$232,481,867

Percentages are stated as a percent of net assets.

(a) All or a portion of the security has been designated as collateral for the line of credit.

(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. Liquid securities restricted under Rule 144A comprised 21.0% of the Fund’s net assets.

(c) Variable Rate Security—The rate reported is the rate in effect as of January 31, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

Alpine High Yield Managed Duration Municipal Fund

Schedule of Portfolio Investments-Continued
January 31, 2018 (Unaudited)

(d) See Note 2B for the cost of investments for federal tax purposes.

AMBAC-American Municipal Bond Assurance Corp.

CS-Credit Support

LOC-Line of Credit

NATL-RE-Reinsurance provided by National Public Finance Guarantee Corp.

SPA-Standby Purchase Agreement

Alpine Income Trust

Notes to Schedule of Portfolio Investments

January 31, 2018 (Unaudited)

1. Organization:

Alpine Income Trust (the “Income Trust”) was organized in 2002 as a Delaware statutory trust, and is registered under the 1940 Act, as an open-end management investment company. The Alpine Ultra Short Municipal Income Fund and Alpine High Yield Managed Duration Municipal Fund are two separate series of the Income Trust. The Alpine Ultra Short Municipal Income Fund and Alpine High Yield Managed Duration Municipal Fund (individually referred to as a “Fund” and collectively, “the Funds”) are diversified funds. Alpine Ultra Short Municipal Income Fund seeks high after-tax current income consistent with preservation of capital. Alpine High Yield Managed Duration Municipal Fund seeks a high level of current income exempt from federal income tax. Alpine Woods Capital Investors, LLC (the “Adviser”) is a Delaware limited liability company and serves as the investment manager to the Funds.

The Funds are each an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic (“ASC”) 946 Financial Services – Investment Companies.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from those estimates. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

A. Valuation of Securities:

The net asset value (“NAV”) of shares of the Funds are calculated by dividing the value of the Funds’ net assets by the number of outstanding shares. NAV is determined each day the New York Stock Exchange (“NYSE”) is open as of the close of regular trading (normally, 4:00 p.m., Eastern Time). In computing NAV, portfolio securities of the Funds are valued at their current fair values determined on the basis of market quotations or if market quotations are not readily available or determined to be unreliable, through procedures and/or guidelines established by the Board. In computing the Funds’ NAV, equity securities that are traded on a securities exchange in the United States, except for those listed on NASDAQ Global Market, NASDAQ Global Select Market and NASDAQ Capital Market exchanges (collectively, “NASDAQ”) and option securities are valued at the last reported sale price as of the time of valuation. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Prices (“NOCP”). If, on a particular day, an exchange traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity-linked structured notes are valued by referencing the last reported sale or settlement price of the underlying security on the day of valuation. Foreign exchange adjustments are applied to the last reported price to convert the underlying security’s trading currency to the equity-linked structured note’s settlement currency. Each option security traded on a securities exchange in the United States is valued at the last current reported sales price as of the time of valuation if the last current reported sales price falls within the consolidated bid/ask quote. If the last current reported sale price does not fall within the consolidated bid/ask quote, the security is valued at the mid-point of the consolidated bid/ask quote for the option security. Forward currency contracts are valued based on third-party vendor quotations. Each security traded in the over-the-counter market and quoted on the NASDAQ National Market System is valued at the NOCP, as determined by NASDAQ, or lacking an NOCP, the last current reported sale price as of the time of valuation by NASDAQ, or lacking any current reported sale on NASDAQ at the time of valuation, at the mean between the most recent bid and asked quotations. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued by the counterparty of the option, or if the counterparty’s price is not readily available, then by using the Black-Scholes method. Debt and short-term securities are valued based on an evaluated bid price as furnished by pricing services approved by the Board, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities. Each other security traded over-the-counter is valued at the mean between the most recent bid and asked quotations.

Securities that are principally traded in a foreign market are valued at the last current sale price at the time of valuation or lacking any current or reported sale, at the time of valuation, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day on which the NYSE is open. Trading of these securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Funds’ NAVs are not calculated.

When market quotations are not readily available or when the valuation methods mentioned above are not reflective of a fair value of the security, the security is valued at fair value following procedures and/or guidelines approved by the Board. The Funds may also use fair value pricing, if the value of a security it holds is, pursuant to the Board guidelines, materially affected by events occurring before the Funds’ NAVs are calculated but after the close of the primary market or market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities. The Board has approved the use of a third-party pricing vendor’s proprietary fair value pricing model to assist in determining current valuation for foreign equities and over-the-counter derivatives traded in markets that close prior to the NYSE. When fair value pricing is employed, the value of the portfolio security used to calculate the Funds’ NAVs may differ from quoted or official closing prices. The Fund may also fair value a security if the Fund or Adviser believes that the market price is stale. Other types of securities that the Funds may hold for which fair value pricing might be required include illiquid securities including restricted securities and private placements for which there is no public market.

For securities valued by the Funds, valuation techniques are used to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The Board of Trustees adopted procedures which utilize fair value procedures when any assets for which reliable market quotations are not readily available or for which the Funds’ pricing service does not provide a valuation or provides a valuation that in the judgment of the Adviser does not represent fair value. The Board of Trustees has established a Valuation Committee which is responsible for: (1) monitoring the valuation of Fund securities and other investments; and (2) as required, when the Board of Trustees is not in session, reviewing and approving the fair value of illiquid and other holdings after consideration of all relevant factors, which determinations are reported to the Board of Trustees.

Fair Value Measurement:

The Funds have adopted FASB ASC 820, “Fair Value Measurement” (“ASC 820”). ASC 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Funds’ investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

Level 1 —	Unadjusted quoted prices in active markets for identical instruments.

Level 2 —	Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, yield curves, default rates, etc.).

Level 3 —	Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used to value the Funds’ assets and liabilities carried at fair value as of January 31, 2018:

		Valuation Inputs
Ultra Short Municipal Income Fund *	Level 1	Level 2	Level 3	Total Value
Municipal Bonds	$—	$1,037,766,067	$—	$1,037,766,067
Money Market Funds	—	51,960	—	51,960
Total	$—	$1,037,818,027	$—	$1,037,818,027

		Valuation Inputs
High Yield Managed Duration Municipal Fund *	Level 1	Level 2	Level 3	Total Value
Municipal Bonds	$—	$239,722,420	$—	$239,722,420
Total	$—	$239,722,420	$—	$239,722,420

*	For detailed state descriptions, see accompanying Schedule of Portfolio Investments.

For the period ended January 31, 2018, there were no transfers between Level 1, Level 2 and Level 3. The Funds recognize transfers as of the beginning of the period.

B. Federal and Other Income Taxes:

It is each Fund’s policy to comply with the Federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies and to timely distribute all of its investment company taxable income and net realized capital gains to shareholders in accordance with the timing requirements imposed by the Code. Therefore, no Federal income tax provision is required. Capital gains realized on some foreign securities are subject to foreign taxes. Dividends and interest from non-U.S. sources received by the Funds are generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such capital gains and withholding taxes, which are accrued as applicable, may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and the Funds intend to undertake procedural steps to claim the benefits of such treaties. Where available, the Funds will file refund claims for foreign taxes withheld.

The cost basis of investments for federal income tax purposes at January 31, 2018 was as follows*:

Fund	Cost of investments	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized depreciation
Ultra Short Municipal Income Fund	$1,037,944,357	$10,435	$(136,765)	$(126,330)
High Yield Managed Duration Municipal Fund	240,035,007	2,167,711	(2,480,298)	(312,587)

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Funds’ previous fiscal year end. For the previous fiscal year’s Federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent semi-annual or annual report.

C. Distributions to Shareholders:

Each Fund intends to distribute all of its net investment income and net realized capital gains, if any, throughout the year to its shareholders in the form of dividends. Distributions to shareholders are recorded at the close of business on the ex-dividend date. All dividends are automatically reinvested in full and fractional shares of the respective Funds at net asset value per share, unless otherwise requested.

The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with Federal income tax regulations, which may differ from GAAP. These differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification. In the event dividends and distributions to shareholders exceed net investment income and net realized gains for tax purposes, they are reported as returns of capital.

Item 2. Controls and Procedures.

(a)	The Registrant’s President and Chief Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Alpine Income Trust

By (Signature and Title)    /s/ Samuel A. Lieber

Samuel A. Lieber, President

Date   March 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Samuel A. Lieber

Samuel A. Lieber, President

Date   March 23, 2018

By (Signature and Title)*    /s/ Ronald G. Palmer, Jr.

Ronald G. Palmer, Jr., Chief Financial Officer

Date   March 23, 2018

* Print the name and title of each signing officer under his or her signature.